FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest expenses from financial liabilities
Borrowings (note 23)	$ 9,387	$ 9,387
Accretion on deferred and contingent consideration (note 29)	10,326	9,182
Other finance costs
Accretion of environmental obligations (note 24)	4,335	4,387
Financing component of streaming arrangements (note 22)	26,527	6,641
Other interest expense	1,431	1,826
Foreign exchange	11,094	2,670
Borrowing costs capitalized	(36,550)	(14,817)
Finance costs	$ 26,550	$ 19,276
Weighted average borrowing rate (as a percent)	10.40%	7.00%